Expense Example	Aug. 07, 2025 USD ($)
Leverage Shares 2X Long CRCL Daily ETF | Leverage Shares 2X Long CRCL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long CRWV Daily ETF | Leverage Shares 2X Long CRWV Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long ETOR Daily ETF | Leverage Shares 2X Long ETOR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BULL Daily ETF | Leverage Shares 2X Long BULL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long GLXY Daily ETF | Leverage Shares 2X Long GLXY Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242